Condensed Consolidated Statements of Income and Comprehensive Income (Parenthetical) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Interest expense	[1]	$ 457	$ 443	$ 1,292	$ 1,341
Cost of Sales
Royalty expense		564	513	1,805	1,963
Related Party
Interest expense		425	442	1,268	1,323
Related Party | Cost of Sales
Royalty expense		564	513	1,805	1,963
Related Party | General and administrative expense
Rental and general and administrative expenses		$ 1,616	$ 349	$ 4,593	$ 1,108

[1]	Includes related party interest expense of $425 and $442 for the three months ended September 30, 2024 and 2023, respectively, and $1,268 and $1,323 for the nine months ended September 30, 2024 and 2023, respectively (see Note 12).